Accounts Receivable - net (Details Textual) $ / shares in Units, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)
Accounts Receivable Pledged As Collateral For Bank Loan		$ 5,403		¥ 35
Operating Income (Loss), Total | $	$ 504	3,695	$ 1,885
Net Income (Loss) Available to Common Stockholders, Basic, Total | $	$ (596)	$ (1,416)	$ (1,515)
Earnings Per Share, Basic, Total | $ / shares	$ (0.01)	$ (0.03)	$ (0.03)
Earnings Per Share, Diluted, Total | $ / shares	$ (0.01)	$ (0.03)	$ (0.03)
Accounts Receivables Aged More Than Four Years [Member]
Percentage Of Allowance For Accounts Receivable	100.00%	100.00%		100.00%
Accounts Receivables Aged Between Three Year And Four Years [Member]
Percentage Of Allowance For Accounts Receivable	84.80%	77.50%		77.50%
Accounts Receivables Aged Between Two Year And Three Years [Member]
Percentage Of Allowance For Accounts Receivable	59.10%	40.60%		40.60%
Accounts Receivables Aged Between One Year And Two Years [Member]
Percentage Of Allowance For Accounts Receivable	20.50%	14.40%		14.40%
Accounts Receivables Aged Less Than One Years [Member]
Percentage Of Allowance For Accounts Receivable	1.40%	1.30%		1.30%
Accounts Receivables Aged More Than Three Years [Member] | Scenario, Adjustment [Member] | Uncollectible Receivables [Member]
Operating Income (Loss), Total | $		$ 375
Net Income (Loss) Available to Common Stockholders, Basic, Total | $		$ 274
Earnings Per Share, Basic, Total | $ / shares		$ 0.00
Earnings Per Share, Diluted, Total | $ / shares		$ 0.00